Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade and Other Receivables

(in millions of Canadian dollars)	NOTE	2017	2016
Accounts receivable - Trade		526	465
Receivables from related parties	28	35	39
Less: provision for doubtful accounts		(7)	(6)
Trade receivables - net		554	498
Provisions for volume rebates		(45)	(35)
Other		54	61
		563	524

Aging Trade Receivables
The aging of these trade receivables at each reporting date is as follows:

(in millions of Canadian dollars)	2017	2016
Past due 1-30 days	73	69
Past due 31-60 days	30	22
Past due 61-90 days	10	8
Past due 91 days and over	30	19
	143	118

Schedule of Allowance for Doubtful Accounts
Movements in the Corporation's allowance for doubtful accounts are as follows:

(in millions of Canadian dollars)	2017	2016
Balance at beginning of year	6	12
Provision for doubtful accounts, net of unused beginning balance	2	(3)
Receivables written off during the year as uncollectable	(1)	(3)
Balance at end of year	7	6